INVENTORIES	3 Months Ended
Mar. 31, 2025
Classes of current inventories [abstract]
INVENTORIES	INVENTORIES
Gross and net inventories

In millions	March 31, 2025	December 31, 2024
Gross inventories	$1,315.8	$1,263.5
Net realizable value valuation provision	(48.6)	(40.2)
Net inventories	$1,267.2	$1,223.3

In millions	March 31, 2025	December 31, 2024
Net inventories
Raw materials and consumables	$40.4	$36.6
Work in progress	48.5	44.6
Finished goods	1,178.3	1,142.1
Total	$1,267.2	$1,223.3